Short Term Loan Receivable - Schedule of Receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Receivables [Abstract]
Promissory note receivable	$ 127,300
Interest receivable	811
Total	$ 128,111